Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Advantage SMID Cap Fund, Inc.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000006082 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 626,136,457
Holdings Count | Holding	619
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(b)Excludes short-term securities.
C000006079 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 626,136,457
Holdings Count | Holding	619
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(b)Excludes short-term securities.
C000006081 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[3]
Net Assets	$ 626,136,457
Holdings Count | Holding	619
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(b)Excludes short-term securities.
C000199765 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[4]
Net Assets	$ 626,136,457
Holdings Count | Holding	619
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(b)Excludes short-term securities.
C000006083 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	0.98%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[5]
Net Assets	$ 626,136,457
Holdings Count | Holding	619
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.